Consolidated Balance Sheets (Parentheticals) ¥ in Thousands	Jun. 30, 2025 CNY (¥) shares	Jun. 30, 2025 $ / shares	Jun. 30, 2024 CNY (¥) shares
Short-term Borrowings (including amounts of the consolidated VIE without recourse to the primary beneficiary)
Accounts payables (including amounts of the consolidated VIEs without recourse to the primary beneficiary)	29,390		61,888
Accrued expenses and other current liabilities (including amounts of the consolidated VIEs without recourse to the primary beneficiary)	83,819		151,918
Amounts due to related parties (including amounts of the consolidated VIE without recourse to the primary beneficiary)
Income tax payable (including amounts of the consolidated VIEs without recourse to the primary beneficiary)	21,992		9,642
Contract liabilities, current portion (including amounts of the consolidated VIEs without recourse to the primary beneficiary)	235,376		380,548
Advance from customers (including amounts of the consolidated VIEs without recourse to the primary beneficiary)	109,013		159,806
Operating lease liabilities, current portion (including amounts of the consolidated VIEs without recourse to the primary beneficiary)	6,400		23,782
Contract liabilities, non-current portion (including amounts of the consolidated VIEs without recourse to the primary beneficiary)	35,485		11,365
Operating lease liabilities, non-current portion (including amounts of the consolidated VIEs without recourse to the primary beneficiary)	2,076		6,317
Deferred tax liabilities (including amounts of the consolidated VIEs without recourse to the primary beneficiary)	¥ 29
Class A Ordinary Shares
Ordinary shares, shares authorized (in Shares) | shares	430,000,000		430,000,000
Ordinary shares, shares issued (in Shares) | shares	119,595,046		119,595,046
Ordinary shares, shares outstanding (in Shares) | shares	114,114,919		103,776,127
Ordinary shares, par value (in Dollars per share) | $ / shares		$ 0.0001
Class B Ordinary Shares
Ordinary shares, shares authorized (in Shares) | shares	70,000,000		70,000,000
Ordinary shares, shares issued (in Shares) | shares	49,859,049		49,859,049
Ordinary shares, shares outstanding (in Shares) | shares	49,859,049		49,859,049
Ordinary shares, par value (in Dollars per share) | $ / shares		$ 0.0001